Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
Note 8 - Intangible Assets

		December 31
		2022	2023
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	8	9,081	4,909
Licenses	3	633	633
		9,714	5,542
Accumulated amortization:
Capitalization of software development costs		2,431	2,695
Licenses		573	594
		3,004	3,289

Intangible assets, net:
Capitalization of software development costs		6,650	2,214
Licenses		60	39
		6,710	2,253

Amortization expense for the years ended December 31, 2021, 2022 and 2023 were US$ 428 thousand, US$ 207 thousand and US$ 285 thousand, respectively. The estimates amortization of capitalized software development costs in relation to developments that were available for general release to customers, as of December 31, 2023, are US$ 303 thousand in 2024, US$ 451 thousand in 2025 and US$ 501 thousand in each of the years 2026 through 2028. The Company recorded an impairment loss of US$ 5,264 thousand in the year ended December 31, 2023, for two capitalization of software development costs projects, that will no longer be utilized by the Company. The impairment was recorded in cost of sales.